CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 26,736	$ 2,840
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	3,384	3,141
Share-based compensation	7,330	6,049
Loss on disposal of asset	1	196
Unrealized foreign exchange (gain) loss	(3,573)	3,965
Income tax (recovery) expense	(3,023)	2,006
Finance income, net	(2,404)	(8,737)
Changes in non-cash working capital items:
Trade and other receivables	(4,472)	(3,732)
Prepaids and deposits	(2,892)	555
Contract costs, net	(3,454)	(6,264)
Trade and other payables	4,518	5,529
Employee benefit obligations	246	362
Deferred revenue	7,144	10,938
Income taxes paid	(292)	(884)
Cash from operating activities	29,249	15,964
Cash flows used in investing activities
Purchase of property and equipment	(1,245)	(635)
Payments related to acquisitions	(250)	(216)
Acquisition of business, net of cash acquired	0	(8,671)
Cash used in investing activities	(1,495)	(9,522)
Cash flows used in financing activities
Payments received on net investment in finance lease	80	105
Repayment of lease obligations	(1,969)	(1,781)
Interest received	2,466	7,953
Proceeds from exercise of stock options	3,084	1,644
Proceeds from share issuance under employee share purchase plan	522	524
Shares repurchased for cancellation	(11,024)	(159,448)
Cash used in financing activities	(6,841)	(151,003)
Net change in cash and cash equivalents during the year	20,913	(144,561)
Effect of foreign exchange on cash and cash equivalents	(323)	218
Cash and cash equivalents, beginning of the year	71,950	216,293
Cash and cash equivalents, end of the year	$ 92,540	$ 71,950